Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 29	$ 317,102	$ (259,256)	$ 57,875
Balance, shares at Dec. 31, 2021	662,417
Share-based compensation		2,969		2,969
Share-based compensation, shares	6,452
Net loss available to common stockholders			(39,316)	(39,316)
Balance at Dec. 31, 2022	$ 29	320,071	(298,572)	21,528
Balance, shares at Dec. 31, 2022	668,870
Share-based compensation		861		861
Share-based compensation, shares	24,247
Share issuance	$ 1	(1)
Net loss available to common stockholders			(3,484)	(3,484)
Balance at Mar. 31, 2023	$ 30	320,931	(302,056)	18,905
Balance, shares at Mar. 31, 2023	693,117
Balance at Dec. 31, 2022	$ 29	320,071	(298,572)	21,528
Balance, shares at Dec. 31, 2022	668,870
Share-based compensation	$ 3	1,773		1,776
Share-based compensation, shares	60,157
Net loss available to common stockholders			(22,770)	(22,770)
Reclassification of Alphia Warrants		2,444		2,444
Balance at Dec. 31, 2023	$ 32	324,288	(321,342)	2,978
Balance, shares at Dec. 31, 2023	729,026
Share-based compensation		518		518
Share-based compensation, shares	42,088
Share issuance	$ 2	58		60
Share issuance, shares	6,818
Equity issued in business combinations		400		400
Equity issued in business combinations, shares	45,629
Shares issued in lieu of fractional shares
Shares issued in lieu of fractional shares, shares	89
Net loss available to common stockholders			(2,830)	(2,830)
Balance at Mar. 31, 2024	$ 34	$ 325,264	$ (324,172)	$ 1,126
Balance, shares at Mar. 31, 2024	823,650